UNITED STATES

Securities and Exchange Commission

Washington, DC. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

[X]

Pre-Effective Amendment No.

[  ]

Post-Effective Amendment No. 21

[X]

And

THE INVESTMENT COMPANY ACT OF 1940

[X]

Amendment No. 22

MH Elite Portfolio of Funds, Inc.

(Exact Name of Registrant as Specified in Charter)

43 Highlander Drive, Scotch Plains, New Jersey 07076

(Address of Principal Executive Offices)

1-800-318-7969

(Registrants Telephone Number)

Harvey Merson, 43 Highlander Drive, Scotch Plains, New Jersey 07076

Jeff Holcombe,  43 Highlander Drive, Scotch Plains, New Jersey 07076

(Name and Address of Agents for Service)

Approximate Date of Proposed Public Offering:   As soon as practicable after the effective date of this registration.

It is proposed that this filing will become effective (check appropriate box)

  [X] immediately upon filing pursuant to Rule 485 (b)

  [  ] on ____________ pursuant to Rule 485 (b)

  [  ] 60 days after filing pursuant to Rule 485 (a)(1)

  [  ] on (date) pursuant to Rule 485 (a)(1)

  [  ] 75 days after filing pursuant to Rule 485(a)(2)

  [  ] on ____________, pursuant to Rule 485 (a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the MH Elite Portfolio of Funds, Inc. certifies that it meets all of the requirements for effectiveness of this Registration Statement and has duly caused this amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Scotch Plains and State of New Jersey, on the 15th day of May 2012.

                                          MH Elite Portfolio of Funds, Inc.

                                          /s/ Harvey Merson

                                          Harvey Merson

                                          President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature

Title

       Date

/s/ Harvey Merson

Harvey Merson

President and CEO

May 14, 2012

/s/ Jeff Holcombe

Jeff Holcombe

Vice President, CIO and Director

May 14, 2012

/s/ Vincent Rettino

Vincent Rettino

Director and Research Assistant

May 14, 2012

/s/ Vincent Farinaro

Vincent Farinaro

Director

May 14, 2012

/s/ Howard Samms

Howard Samms

Director and Chairman of the Board

May 14, 2012

/s/ Tice Walker

Tice Walker

Director

May 14, 2012

Exhibit Index

Index No.

Description of Exhibit

EX-101.INS

XBRL Instance Document

EX-101.SCH

XBRL Taxonomy Extension Schema Document

EX-101.CAL

XBRL

Taxonomy Extension Calculation Linkbase

EX-101.DEF

XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB

XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE

XBRL Taxonomy Extension Presentation Linkbase